Finance costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance costs	Finance costs

	December 31, 2023	December 31, 2022	December 31, 2021

Interest on loans	$44,335,420	$44,852,043	$45,482,028
Loan prepayment fees	1,971,555	1,544,113	4,781,465

Total	$46,306,975	$46,396,156	$50,263,493